Concentrations	6 Months Ended
Mar. 31, 2025
Concentrations [Abstract]
CONCENTRATIONS

18. CONCENTRATIONS

Concentrations of credit risk

As of September 30, 2024 and March 31, 2025 cash, cash equivalents and restricted cash balances in the PRC was $4,404,100 and $372,562 respectively, which were primarily deposited in financial institutions located in PRC, and each bank account is insured by the government authority with the maximum limit of RMB500,000 ($68,902). To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions in PRC which management believes are of high credit quality and management also continually monitors the financial institutions’ credit worthiness.

Concentrations of customers

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of September 30, 2024 and March 31, 2025.

	As of September 30, 2024		As of March 31, 2025
Customer	Amount	% of Total	Amount	% of Total
			(Unaudited)
A	$2,850,542	37%	$2,677,706	40%
B	2,484,807	32%	1,421,155	21%
C	*	*	874,542	13%
D	948,763	12%	*	*
Total	$6,284,112	81%	$4,973,403	74%

*	The percentage is below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total advances from customers as of September 30, 2024 and March 31, 2025.

	As of September 30, 2024			As of March 31, 2025
Customer	Amount		% of Total	Amount	% of Total
				(Unaudited)
E	$	*	*	$21,229	20%
F		*	*	10,335	10%
G		18,524	13%	*	*
H		15,946	11%	*	*
Total		$34,470	24%	$31,564	30%

*	The percentage is below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total revenues for the six months ended March 31, 2024 and 2025.

	Six months ended March 31,
	2024		2025
Customer	Amount	% of Total	Amount	% of Total
	(Unaudited)		(Unaudited)
B	$3,118,446	46%	$1,714,509	26%
A	1,811,277	27%	1,712,237	26%
C	*	*	1,485,858	23%
I	*	*	880,424	13%
J	931,801	14%	*	*
Total	$5,861,524	87%	$5,793,028	88%

*	The percentage is below 10%

Concentrations of suppliers

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable as of September 30, 2024 and March 31, 2025.

	As of September 30, 2024		As of March 31, 2025
Supplier	Amount	% of Total	Amount	% of Total
			(Unaudited)
A	$48,903	26%	$47,291	29%
B	33,275	17%	32,467	20%
C	*	* %	20,200	13%
D	44,630	23%	*	*
Total	$126,808	66%	$99,958	62%

*	The percentage is below 10%

The following table sets forth information as to each third party that accounted for 10% or more of total advances to suppliers as of September 30, 2024 and March 31, 2025.

	As of September 30, 2024		As of March 31, 2025
Supplier	Amount	% of Total	Amount	% of Total
			(Unaudited)
E	$5,479,056	32%	$5,208,955	48%
F	3,938,938	23%	1,802,497	16%
G	1,644,050	10%	1,180,602	11%
H	4,209,185	25%	1,122,012	10%
Total	$15,271,229	90%	$9,314,066	85%

*	The percentage is below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total purchases for the six months ended March 31, 2024 and 2025.

	Six months ended March 31,
	2024		2025
Supplier	Amount	% of Total	Amount	% of Total
	(Unaudited)		(Unaudited)
H	$1,594,471	17%	$2,925,067	29%
F	2,121,255	23%	2,815,761	27%
I	*	*	1,584,037	15%
G	*	*	1,358,763	13%
E	2,947,545	31%	*	*
J	1,507,114	16%	*	*
Total	$8,170,385	87%	$8,683,628	84%

*	The percentage is below 10%